Employee Compensation - Pension and Other Employee Future Benefits - Summary of Changes in Number of Key Assumption (Detail) $ in Millions	Oct. 31, 2025 CAD ($)
Pension Plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.80%
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (867)
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,073
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	2.10%
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 36
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	(35)
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	(165)
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 161
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.70%
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (70)
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	83
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	(19)
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 19
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.70%	[1]
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 30
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ (28)

[1]	Trending to 4.0% in 2041 and remaining at that level thereafter.